UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	12/31/2013

Item 1. Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	35,784	$4,884,158
General Dynamics Corp.	17,512	1,673,272
Honeywell International, Inc.	40,015	3,656,171
L-3 Communications Holdings, Inc.	4,700	502,242
Lockheed Martin Corp.	13,856	2,059,833
Northrop Grumman Corp.	11,148	1,277,672
Precision Castparts Corp.	7,400	1,992,820
Raytheon Co.	16,844	1,527,751
Rockwell Collins, Inc.	6,863	507,313
Textron, Inc.	14,334	526,918
United Technologies Corp.	43,640	4,966,232

		23,574,382

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	8,600	501,724
Expeditors International of Washington, Inc.	10,300	455,775
FedEx Corp.	15,916	2,288,243
United Parcel Service, Inc. (Class B Stock)	36,800	3,866,944

		7,112,686

Airlines — 0.2%
Delta Air Lines, Inc.	42,000	1,153,740
Southwest Airlines Co.	37,974	715,430

		1,869,170

Auto Components — 0.4%
BorgWarner, Inc.	12,600	704,466
Delphi Automotive PLC	13,600	817,768
Goodyear Tire & Rubber Co. (The)	13,771	328,438
Johnson Controls, Inc.	36,056	1,849,673

		3,700,345

Automobiles — 0.7%
Ford Motor Co.	207,338	3,199,225
General Motors Co.*	57,300	2,341,851
Harley-Davidson, Inc.	10,500	727,020

		6,268,096

Beverages — 2.1%
Beam, Inc.	8,608	585,860
Brown-Forman Corp. (Class B Stock)	8,130	614,384
Coca-Cola Co. (The)	196,164	8,103,535
Coca-Cola Enterprises, Inc.	12,300	542,799
Constellation Brands, Inc. (Class A Stock)*	7,600	534,888
Dr. Pepper Snapple Group, Inc.	9,800	477,456
Molson Coors Brewing Co. (Class B Stock)	8,394	471,323
Monster Beverage Corp.*	6,700	454,059
PepsiCo, Inc.	78,951	6,548,196

		18,332,500

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	10,500	1,397,130
Amgen, Inc.	38,646	4,411,827
Biogen Idec, Inc.*	12,220	3,418,545
Celgene Corp.*	21,500	3,632,640
Gilead Sciences, Inc.*	79,200	5,951,880
Regeneron Pharmaceuticals, Inc.*(a)	3,950	1,087,198
Vertex Pharmaceuticals, Inc.*	12,400	921,320

		20,820,540

Building Products — 0.1%
Allegion PLC*	5,033	222,423
Masco Corp.	19,726	449,161

		671,584

Capital Markets — 2.2%
Ameriprise Financial, Inc.	9,971	1,147,164
Bank of New York Mellon Corp. (The)	58,538	2,045,318
BlackRock, Inc.	6,700	2,120,349
Charles Schwab Corp. (The)	58,911	1,531,686
E*TRADE Financial Corp.*	11,720	230,181
Franklin Resources, Inc.	21,642	1,249,393
Goldman Sachs Group, Inc. (The)	22,100	3,917,446
Invesco Ltd.	22,800	829,920
Legg Mason, Inc.(a)	6,400	278,272
Morgan Stanley	73,836	2,315,497
Northern Trust Corp.	11,962	740,328
State Street Corp.	21,862	1,604,452
T. Rowe Price Group, Inc.	13,100	1,097,387

		19,107,393

Chemicals — 2.4%
Air Products & Chemicals, Inc.	10,632	1,188,445
Airgas, Inc.	3,800	425,030
CF Industries Holdings, Inc.	2,900	675,816
Dow Chemical Co. (The)	63,836	2,834,318
E.I. du Pont de Nemours & Co.	48,744	3,166,898
Eastman Chemical Co.	8,386	676,750
Ecolab, Inc.	14,382	1,499,611
FMC Corp.	5,900	445,214
International Flavors & Fragrances, Inc.	4,575	393,359
LyondellBasell Industries NV (Class A Stock)	21,900	1,758,132
Monsanto Co.	26,384	3,075,055
Mosaic Co. (The)	17,100	808,317
PPG Industries, Inc.	7,474	1,417,519
Praxair, Inc.	15,458	2,010,004
Sherwin-Williams Co. (The)	4,416	810,336
Sigma-Aldrich Corp.	5,032	473,058

		21,657,862

Commercial Banks — 2.7%
BB&T Corp.	37,658	1,405,397
Comerica, Inc.	7,561	359,450
Fifth Third Bancorp	45,373	954,194
Huntington Bancshares, Inc.	44,129	425,845
KeyCorp	45,935	616,448
M&T Bank Corp.	6,500	756,730
PNC Financial Services Group, Inc.	27,202	2,110,331
Regions Financial Corp.	74,074	732,592
SunTrust Banks, Inc.	28,283	1,041,097
U.S. Bancorp	93,395	3,773,158
Wells Fargo & Co.	248,916	11,300,786
Zions Bancorporation(a)	10,400	311,584

		23,787,612

Commercial Services & Supplies — 0.5%
ADT Corp. (The)(a)	10,800	437,076
Cintas Corp.(a)	5,400	321,786

Iron Mountain, Inc.	7,372	223,740
Pitney Bowes, Inc.(a)	11,725	273,193
Republic Services, Inc.	15,075	500,483
Stericycle, Inc.*	4,500	522,765
Tyco International Ltd.	24,400	1,001,376
Waste Management, Inc.	21,613	969,775

		4,250,194

Communications Equipment — 1.7%
Cisco Systems, Inc.	279,944	6,284,743
F5 Networks, Inc.*(a)	4,300	390,698
Harris Corp.	5,700	397,917
Juniper Networks, Inc.*	27,700	625,189
Motorola Solutions, Inc.	12,316	831,330
QUALCOMM, Inc.	87,300	6,482,025

		15,011,902

Computers & Peripherals — 4.0%
Apple, Inc.	46,734	26,222,915
EMC Corp.	104,304	2,623,246
Hewlett-Packard Co.	100,702	2,817,642
NetApp, Inc.	18,900	777,546
SanDisk Corp.(a)	12,500	881,750
Seagate Technology PLC	16,400	921,024
Western Digital Corp.	11,400	956,460

		35,200,583

Construction & Engineering — 0.2%
Fluor Corp.	8,874	712,493
Jacobs Engineering Group, Inc.*	7,400	466,126
Quanta Services, Inc.*	10,700	337,692

		1,516,311

Construction Materials
Vulcan Materials Co.	6,500	386,230

Consumer Finance — 1.0%
American Express Co.	47,359	4,296,882
Capital One Financial Corp.	30,166	2,311,017
Discover Financial Services	24,118	1,349,402
SLM Corp.	25,292	664,674

		8,621,975

Containers & Packaging — 0.2%
Avery Dennison Corp.	5,668	284,477
Ball Corp.	8,264	426,918
Bemis Co., Inc.	5,310	217,498
MeadWestvaco Corp.	9,435	348,435
Owens-Illinois, Inc.*	9,800	350,644
Sealed Air Corp.	9,336	317,891

		1,945,863

Distributors — 0.1%
Genuine Parts Co.	8,299	690,394

Diversified Consumer Services — 0.1%
Graham Holdings Co.* (Class B Stock)	240	159,197
H&R Block, Inc.	13,620	395,525

		554,722

Diversified Financial Services — 5.0%
Bank of America Corp.	553,295	8,614,803
Berkshire Hathaway, Inc. (Class B Stock)*	93,300	11,061,648
Citigroup, Inc.	156,015	8,129,942
CME Group, Inc.	16,700	1,310,282
IntercontinentalExchange, Inc.	6,088	1,369,313
JPMorgan Chase & Co.	194,693	11,385,647
Leucadia National Corp.	13,700	388,258
McGraw-Hill Financial, Inc.	14,600	1,141,720
Moody’s Corp.	10,176	798,511
NASDAQ OMX Group, Inc. (The)	6,400	254,720

		44,454,844

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	274,531	9,652,510
CenturyLink, Inc.	33,508	1,067,230
Frontier Communications Corp.	52,460	243,939
Verizon Communications, Inc.	149,333	7,338,224
Windstream Holdings, Inc.(a)	27,577	220,064

		18,521,967

Electric Utilities — 1.5%
American Electric Power Co., Inc.	24,891	1,163,405
Duke Energy Corp.	36,639	2,528,457
Edison International	17,162	794,601
Entergy Corp.(a)	9,415	595,687
Exelon Corp.(a)	44,412	1,216,445
FirstEnergy Corp.	22,377	737,993
NextEra Energy, Inc.	22,372	1,915,491
Northeast Utilities	17,200	729,108
Pepco Holdings, Inc.	11,600	221,908
Pinnacle West Capital Corp.	6,000	317,520
PPL Corp.	32,652	982,499
Southern Co. (The)	42,915	1,764,236
Xcel Energy, Inc.	26,783	748,317

		13,715,667

Electrical Equipment — 0.8%
AMETEK, Inc.	12,000	632,040
Eaton Corp., PLC	24,893	1,894,855
Emerson Electric Co.	36,250	2,544,025
Rockwell Automation, Inc.	7,163	846,380
Roper Industries, Inc.	5,500	762,740

		6,680,040

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	8,600	766,948
Corning, Inc.	69,997	1,247,347
FLIR Systems, Inc.	8,400	252,840
Jabil Circuit, Inc.	10,400	181,376
TE Connectivity Ltd.	21,600	1,190,376

		3,638,887

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	22,945	1,267,941
Cameron International Corp.*	11,000	654,830
Diamond Offshore Drilling, Inc.	3,600	204,912
Ensco PLC (Class A Stock)	11,500	657,570
FMC Technologies, Inc.*	10,700	558,647
Halliburton Co.	42,722	2,168,142
Helmerich & Payne, Inc.	5,800	487,664
Nabors Industries Ltd.	16,400	278,636

National Oilwell Varco, Inc.	22,600	1,797,378
Noble Corp. PLC	13,500	505,845
Rowan Cos. PLC (Class A Stock)*	6,710	237,266
Schlumberger Ltd.	67,741	6,104,142
Transocean Ltd.(a)	17,000	840,140

		15,763,113

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	21,808	2,595,370
CVS Caremark Corp.	61,899	4,430,111
Kroger Co. (The)	27,434	1,084,466
Safeway, Inc.	12,700	413,639
Sysco Corp.	31,480	1,136,428
Wal-Mart Stores, Inc.	83,926	6,604,137
Walgreen Co.	45,078	2,589,280
Whole Foods Market, Inc.	18,600	1,075,638

		19,929,069

Food Products — 1.5%
Archer-Daniels-Midland Co.	35,159	1,525,901
Campbell Soup Co.(a)	9,647	417,522
ConAgra Foods, Inc.	21,543	725,999
General Mills, Inc.	33,344	1,664,199
Hershey Co. (The)	8,016	779,396
Hormel Foods Corp.	7,600	343,292
J.M. Smucker Co. (The)	5,600	580,272
Kellogg Co.	13,470	822,613
Kraft Foods Group, Inc.	31,755	1,712,230
McCormick & Co., Inc.	7,000	482,440
Mead Johnson Nutrition Co.	10,665	893,300
Mondelez International, Inc. (Class A Stock)	90,866	3,207,570
Tyson Foods, Inc. (Class A Stock)	16,200	542,052

		13,696,786

Gas Utilities — 0.1%
AGL Resources, Inc.	6,430	303,689
ONEOK, Inc.	10,200	634,236

		937,925

Healthcare Equipment & Supplies — 2.0%
Abbott Laboratories	78,474	3,007,908
Baxter International, Inc.	28,474	1,980,367
Becton Dickinson and Co.	10,212	1,128,324
Boston Scientific Corp.*	69,472	835,053
C.R. Bard, Inc.	4,112	550,761
CareFusion Corp.*	11,086	441,445
Covidien PLC	23,400	1,593,540
DENTSPLY International, Inc.	8,100	392,688
Edwards Lifesciences Corp.*	6,000	394,560
Intuitive Surgical, Inc.*	1,800	691,344
Medtronic, Inc.	51,758	2,970,392
St. Jude Medical, Inc.	15,064	933,215
Stryker Corp.	15,200	1,142,128
Varian Medical Systems, Inc.*	5,800	450,602
Zimmer Holdings, Inc.	8,911	830,416

		17,342,743

Healthcare Providers & Services — 2.0%
Aetna, Inc.	18,144	1,244,497
AmerisourceBergen Corp.	11,800	829,658

Cardinal Health, Inc.	18,173	1,214,138
Cigna Corp.	14,391	1,258,925
DaVita HealthCare Partners, Inc.*	9,200	583,004
Express Scripts Holding Co.*	42,170	2,962,021
Humana, Inc.	8,510	878,402
Laboratory Corp. of America Holdings*(a)	4,900	447,713
McKesson Corp.	12,176	1,965,206
Patterson Cos., Inc.	4,600	189,520
Quest Diagnostics, Inc.(a)	8,400	449,736
Tenet Healthcare Corp.*(a)	5,443	229,259
UnitedHealth Group, Inc.	51,848	3,904,154
WellPoint, Inc.	15,400	1,422,806

		17,579,039

Health Care Technology — 0.1%
Cerner Corp.*	15,800	880,692

Home Builders — 0.1%
D.R. Horton, Inc.*(a)	15,200	339,264
Lennar Corp. (Class A Stock)(a)	8,200	324,392
PulteGroup, Inc.	17,211	350,588

		1,014,244

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	22,400	899,808
Chipotle Mexican Grill, Inc.*	1,510	804,498
Darden Restaurants, Inc.(a)	6,753	367,161
International Game Technology	12,300	223,368
Marriott International, Inc. (Class A Stock)	11,870	585,903
McDonald’s Corp.	51,630	5,009,659
Starbucks Corp.	39,000	3,057,210
Starwood Hotels & Resorts Worldwide, Inc.	10,200	810,390
Wyndham Worldwide Corp.	7,151	526,957
Wynn Resorts Ltd.(a)	4,300	835,103
Yum! Brands, Inc.	23,964	1,811,918

		14,931,975

Household Durables — 0.3%
Garmin Ltd.(a)	4,900	226,478
Harman International Industries, Inc.	4,000	327,400
Leggett & Platt, Inc.(a)	7,200	222,768
Mohawk Industries, Inc.*	2,300	342,470
Newell Rubbermaid, Inc.	15,727	509,712
Whirlpool Corp.	4,485	703,517

		2,332,345

Household Products — 1.9%
Clorox Co. (The)(a)	5,632	522,424
Colgate-Palmolive Co.	46,660	3,042,699
Kimberly-Clark Corp.	20,316	2,122,209
Procter & Gamble Co. (The)	141,423	11,513,246

		17,200,578

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	31,200	452,712
NRG Energy, Inc.	15,600	448,032

		900,744

Industrial Conglomerates — 2.5%
3M Co.	33,298	4,670,045
Danaher Corp.	31,000	2,393,200
General Electric Co.	526,372	14,754,207

		21,817,452

Insurance — 2.9%
ACE Ltd.	17,700	1,832,481
Aflac, Inc.	23,900	1,596,520
Allstate Corp. (The)	24,408	1,331,212
American International Group, Inc.	77,501	3,956,426
Aon PLC	15,189	1,274,205
Assurant, Inc.	3,900	258,843
Chubb Corp. (The)	12,768	1,233,772
Cincinnati Financial Corp.(a)	8,507	445,512
Genworth Financial, Inc. (Class A Stock)*	28,100	436,393
Hartford Financial Services Group, Inc. (The)	23,353	846,079
Lincoln National Corp.	13,251	684,017
Loews Corp.	16,117	777,484
Marsh & McLennan Cos., Inc.	29,340	1,418,882
MetLife, Inc.	56,900	3,068,048
Principal Financial Group, Inc.	14,200	700,202
Progressive Corp. (The)	28,116	766,723
Prudential Financial, Inc.(b)	24,500	2,259,390
Torchmark Corp.	4,622	361,209
Travelers Cos., Inc. (The)	17,911	1,621,662
Unum Group	11,526	404,332
XL Group PLC	14,400	458,496

		25,731,888

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.*	19,100	7,616,889
Expedia, Inc.	4,800	334,368
Netflix, Inc.*	3,100	1,141,327
priceline.com, Inc.*	2,690	3,126,856
TripAdvisor, Inc.*(a)	5,200	430,716

		12,650,156

Internet Software & Services — 3.1%
Akamai Technologies, Inc.*	9,100	429,338
eBay, Inc.*	59,500	3,265,955
Facebook, Inc. (Class A Stock)*	84,600	4,624,236
Google, Inc. (Class A Stock)*	14,650	16,418,402
VeriSign, Inc.*(a)	6,100	364,658
Yahoo!, Inc.*	47,300	1,912,812

		27,015,401

IT Services — 3.5%
Accenture PLC (Class A Stock)	32,200	2,647,484
Alliance Data Systems Corp.*(a)	2,000	525,860
Automatic Data Processing, Inc.	24,778	2,002,310
Cognizant Technology Solutions Corp. (Class A Stock)*	15,900	1,605,582
Computer Sciences Corp.	8,351	466,654
Fidelity National Information Services, Inc.	14,600	783,728
Fiserv, Inc.*	14,600	862,130
International Business Machines Corp.	53,134	9,966,344
MasterCard, Inc. (Class A Stock)	5,380	4,494,775
Paychex, Inc.	17,725	807,019
Teradata Corp.*(a)	8,600	391,214
Total System Services, Inc.	9,271	308,539
Visa, Inc. (Class A Stock)	26,380	5,874,298
Western Union Co. (The)	31,252	539,097

		31,275,034

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	6,354	349,534
Mattel, Inc.	15,813	752,383

		1,101,917

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	16,798	960,678
Life Technologies Corp.*	8,552	648,242
PerkinElmer, Inc.	5,170	213,159
Thermo Fisher Scientific, Inc.(a)	19,302	2,149,278
Waters Corp.*	4,900	490,000

		4,461,357

Machinery — 1.7%
Caterpillar, Inc.	33,056	3,001,815
Cummins, Inc.	8,716	1,228,695
Deere & Co.	20,580	1,879,571
Dover Corp.	8,962	865,191
Flowserve Corp.	6,900	543,927
Illinois Tool Works, Inc.	20,436	1,718,259
Ingersoll-Rand PLC	12,600	776,160
Joy Global, Inc.(a)	5,300	309,997
PACCAR, Inc.	18,564	1,098,432
Pall Corp.	5,804	495,371
Parker Hannifin Corp.	7,938	1,021,144
Pentair Ltd.	9,946	772,506
Snap-on, Inc.	3,442	376,968
Stanley Black & Decker, Inc.	8,188	660,690
Xylem, Inc.	9,300	321,780

		15,070,506

Media — 3.6%
Cablevision Systems Corp. (Class A Stock)(a)	10,900	195,437
CBS Corp. (Class B Stock)	27,776	1,770,442
Comcast Corp. (Class A Stock)	135,485	7,040,478
DIRECTV*	26,000	1,796,340
Discovery Communications, Inc. (Class A Stock)*	12,200	1,103,124
Gannett Co., Inc.	11,689	345,761
Interpublic Group of Cos., Inc. (The)	23,688	419,278
News Corp. (Class A Stock)*	26,775	482,486
Omnicom Group, Inc.	14,034	1,043,709
Scripps Networks Interactive, Inc. (Class A Stock)	5,000	432,050
Time Warner Cable, Inc.	14,281	1,935,076
Time Warner, Inc.	47,674	3,323,831
Twenty-First Century Fox, Inc. (Class A Stock)	100,700	3,542,626
Viacom, Inc. (Class B Stock)	21,776	1,901,916
Walt Disney Co. (The)	84,913	6,487,353

		31,819,907

Metals & Mining — 0.5%
Alcoa, Inc.(a)	57,544	611,693
Allegheny Technologies, Inc.	5,218	185,917
Cliffs Natural Resources, Inc.(a)	7,700	201,817
Freeport-McMoRan Copper & Gold, Inc.	53,792	2,030,110
Newmont Mining Corp.	27,397	630,953
Nucor Corp.	16,712	892,087
United States Steel Corp.(a)	7,909	233,316

		4,785,893

Multi-Utilities — 1.1%
Ameren Corp.	12,469	450,879
CenterPoint Energy, Inc.	23,479	544,243
CMS Energy Corp.	14,500	388,165

Consolidated Edison, Inc.	15,651	865,187
Dominion Resources, Inc.	29,304	1,895,676
DTE Energy Co.	9,387	623,203
Integrys Energy Group, Inc.	4,408	239,839
NiSource, Inc.	15,700	516,216
PG&E Corp.	22,552	908,395
Public Service Enterprise Group, Inc.	27,094	868,092
SCANA Corp.	7,600	356,668
Sempra Energy	12,098	1,085,916
TECO Energy, Inc.(a)	11,900	205,156
Wisconsin Energy Corp.(a)	12,400	512,616

		9,460,251

Multiline Retail — 0.7%
Dollar General Corp.*	14,300	862,576
Dollar Tree, Inc.*(a)	9,400	530,348
Family Dollar Stores, Inc.	5,000	324,850
Kohl’s Corp.	10,400	590,200
Macy’s, Inc.	19,182	1,024,319
Nordstrom, Inc.(a)	8,000	494,400
Target Corp.	33,582	2,124,733

		5,951,426

Office Electronics — 0.1%
Xerox Corp.	55,300	673,001

Oil, Gas & Consumable Fuels — 8.2%
Anadarko Petroleum Corp.	26,536	2,104,836
Apache Corp.	21,148	1,817,459
Cabot Oil & Gas Corp.	23,000	891,480
Chesapeake Energy Corp.(a)	28,300	768,062
Chevron Corp.	100,092	12,502,492
ConocoPhillips	62,957	4,447,912
CONSOL Energy, Inc.(a)	12,900	490,716
Denbury Resources, Inc.*	17,800	292,454
Devon Energy Corp.	19,800	1,225,026
EOG Resources, Inc.	14,300	2,400,112
EQT Corp.	7,900	709,262
Exxon Mobil Corp.	227,252	22,997,902
Hess Corp.	14,434	1,198,022
Kinder Morgan, Inc.	35,580	1,280,880
Marathon Oil Corp.	36,178	1,277,083
Marathon Petroleum Corp.	15,789	1,448,325
Murphy Oil Corp.	10,000	648,800
Newfield Exploration Co.*	7,900	194,577
Noble Energy, Inc.	19,000	1,294,090
Occidental Petroleum Corp.	41,176	3,915,838
Peabody Energy Corp.	14,500	283,185
Phillips 66	31,628	2,439,468
Pioneer Natural Resources Co.	7,400	1,362,118
QEP Resources, Inc.	9,600	294,240
Range Resources Corp.	8,900	750,359
Southwestern Energy Co.*	17,800	700,074
Spectra Energy Corp.	35,884	1,278,188
Tesoro Corp.	7,600	444,600
Valero Energy Corp.	28,500	1,436,400
Williams Cos., Inc. (The)	36,292	1,399,782
WPX Energy, Inc.*(a)	9,764	198,990

		72,492,732

Paper & Forest Products — 0.1%
International Paper Co.	21,984	1,077,876

Personal Products — 0.1%
Avon Products, Inc.	24,244	417,482
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,400	933,968

		1,351,450

Pharmaceuticals — 5.7%
AbbVie, Inc.	83,374	4,402,981
Actavis, Inc.*	9,200	1,545,600
Allergan, Inc.	15,864	1,762,173
Bristol-Myers Squibb Co.	84,079	4,468,799
Eli Lilly & Co.	52,797	2,692,647
Forest Laboratories, Inc.*	12,800	768,384
Hospira, Inc.*(a)	9,507	392,449
Johnson & Johnson	146,969	13,460,891
Merck & Co., Inc.	151,233	7,569,212
Mylan, Inc.*	19,900	863,660
Perrigo Co. PLC	6,300	966,798
Pfizer, Inc.	338,023	10,353,644
Zoetis, Inc.	25,100	820,519

		50,067,757

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	1,100	135,025
Equifax, Inc.	5,930	409,704
Nielsen Holdings NV	10,800	495,612
Robert Half International, Inc.	7,900	331,721

		1,372,062

Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	20,600	1,644,292
Apartment Investment & Management Co. (Class A Stock)	6,880	178,261
AvalonBay Communities, Inc.	6,011	710,681
Boston Properties, Inc.	8,200	823,034
Equity Residential(a)	17,300	897,351
General Growth Properties, Inc.(a)	26,000	521,820
HCP, Inc.	24,400	886,208
Health Care REIT, Inc.(a)	14,500	776,765
Host Hotels & Resorts, Inc.	39,036	758,860
Kimco Realty Corp.	22,700	448,325
Macerich Co. (The)	7,500	441,675
Plum Creek Timber Co., Inc.(a)	8,000	372,080
Prologis, Inc.	25,737	950,982
Public Storage	7,900	1,189,108
Simon Property Group, Inc.	16,389	2,493,750
Ventas, Inc.	15,733	901,186
Vornado Realty Trust	8,384	744,415
Weyerhaeuser Co.	29,459	930,021

		15,668,814

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	16,400	431,320

Road & Rail — 0.9%
CSX Corp.	53,318	1,533,959
Kansas City Southern	5,000	619,150
Norfolk Southern Corp.	16,311	1,514,150
Ryder System, Inc.	2,821	208,133
Union Pacific Corp.	24,358	4,092,144

		7,967,536

Semiconductors & Semiconductor Equipment — 1.9%
Altera Corp.	16,500	536,745
Analog Devices, Inc.	16,400	835,252
Applied Materials, Inc.	64,688	1,144,331
Broadcom Corp. (Class A Stock)	26,800	794,620
First Solar, Inc.*(a)	2,600	142,064
Intel Corp.	258,288	6,705,156
KLA-Tencor Corp.	9,120	587,875
LAM Research Corp.*	8,962	487,981
Linear Technology Corp.(a)	11,600	528,380
LSI Corp.	31,844	350,921
Microchip Technology, Inc.(a)	9,700	434,075
Micron Technology, Inc.*	51,116	1,112,284
NVIDIA Corp.(a)	32,700	523,854
Texas Instruments, Inc.	54,652	2,399,769
Xilinx, Inc.	14,500	665,840

		17,249,147

Software — 3.3%
Adobe Systems, Inc.*	24,040	1,439,515
Autodesk, Inc.*	10,620	534,505
CA, Inc.	17,458	587,462
Citrix Systems, Inc.*	9,900	626,175
Electronic Arts, Inc.*	13,900	318,866
Intuit, Inc.(a)	14,900	1,137,168
Microsoft Corp.	395,212	14,792,785
Oracle Corp.	183,540	7,022,240
Red Hat, Inc.*	10,400	582,816
Salesforce.com, Inc.*(a)	27,400	1,512,206
Symantec Corp.	35,217	830,417

		29,384,155

Specialty Retail — 2.1%
AutoNation, Inc.*	2,423	120,399
AutoZone, Inc.*(a)	1,630	779,042
Bed Bath & Beyond, Inc.*(a)	11,200	899,360
Best Buy Co., Inc.	14,500	578,260
CarMax, Inc.*(a)	12,500	587,750
GameStop Corp. (Class A Stock)	7,400	364,524
Gap, Inc. (The)	12,613	492,916
Home Depot, Inc. (The)	73,284	6,034,205
L Brands, Inc.	12,622	780,671
Lowe’s Cos., Inc.	54,496	2,700,277
O’Reilly Automotive, Inc.*(a)	5,400	695,034
PetSmart, Inc.(a)	5,800	421,950
Ross Stores, Inc.	11,300	846,709
Staples, Inc.	36,725	583,560
Tiffany & Co.	6,000	556,680
TJX Cos., Inc. (The)	37,264	2,374,835
Urban Outfitters, Inc.*	5,900	218,890

		19,035,062

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	15,000	841,950
Fossil Group, Inc.*	2,100	251,874
Michael Kors Holdings Ltd.*	9,000	730,710
NIKE, Inc. (Class B Stock)	37,852	2,976,681

PVH Corp.	3,800	516,876
Ralph Lauren Corp.	3,200	565,024
VF Corp.	18,536	1,155,534

		7,038,649

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	26,800	252,724
People’s United Financial, Inc.	18,400	278,208

		530,932

Tobacco — 1.5%
Altria Group, Inc.	102,779	3,945,686
Lorillard, Inc.	18,980	961,906
Philip Morris International, Inc.	82,779	7,212,534
Reynolds American, Inc.	16,900	844,831

		12,964,957

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	14,600	693,646
W.W. Grainger, Inc.	3,174	810,703

		1,504,349

Wireless Telecommunication Services — 0.1%
Crown Castle International Corp.*	16,500	1,211,595

TOTAL LONG-TERM INVESTMENTS (cost $295,913,582)		855,763,584

SHORT-TERM INVESTMENTS — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $52,552,848; includes $28,902,039 of cash collateral received for securities on loan)(c)(d)	52,552,848	52,552,848

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill, 0.060%, 03/20/14 (cost $1,399,833)(e)(f)	1,400	1,399,821

TOTAL SHORT-TERM INVESTMENTS (cost $53,952,681)		53,952,669

TOTAL INVESTMENTS — 103.0% (cost $349,866,263)(g)		909,716,253
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (3.0)%		(26,503,640)

NET ASSETS 100.0%		$883,212,613

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

NASDAQ—NASDAQ Global Select Market

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,281,144; cash collateral of $28,902,039 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$359,862,798

Appreciation	554,208,110
Depreciation	(4,354,655)

Net Unrealized Appreciation	$549,853,455

The book basis may differ from tax basis due to certain tax related adjustments.

(h)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:

Open futures contracts outstanding at December 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2013	Unrealized Appreciation(1)
	Long Positions:
139	S&P 500 E-Mini	Mar. 2014	$12,314,407	$12,795,645	$481,238
32	S&P 500 Future	Mar. 2014	14,174,452	14,728,800	554,348

					$1,035,586

(1) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of December 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$855,763,584	$—	$—
Affiliated Money Market Mutual Fund	52,552,848	—	—
U.S. Treasury Obligation	—	1,399,821	—
Other Financial Instruments*
Futures Contracts	1,035,586	—	—

Total	$909,352,018	$1,399,821	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to the Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 19, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 19, 2014

*	Print the name and title of each signing officer under his or her signature.